Employee share schemes (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Number of Shares and ADS Issuable

	Shares	Weighted	ADS	Weighted
Number of shares and ADS issuable	Number (000)	fair value	Number (000)	fair value
At 1 January 2015	32,912		21,227
Awards granted	13,019	£11.57	7,198	$35.66
Awards exercised	(11,476)		(8,878)
Awards cancelled	(1,878)		(2,027)

At 31 December 2015	32,577		17,520
Awards granted	12,983	£14.97	6,589	$39.18
Awards exercised	(11,198)		(6,214)
Awards cancelled	(1,507)		(812)

At 31 December 2016	32,855		17,083
Awards granted	13,018	£13.68	6,610	$35.63
Awards exercised	(10,596)		(5,674)
Awards cancelled	(1,352)		(627)

At 31 December 2017	33,925		17,392

Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge

The assumptions used in the model are as follows:

	2017 Grant	2016 Grant	2015 Grant
Risk-free interest rate	0.54%	0.32%	0.88%
Dividend yield	5.9%	4.9%	6.5%
Volatility	23%	23%	21%
Expected life	3 years	3 years	3 years
Savings-related options grant price (including 20% discount)	£10.86	£12.95	£10.14

Summary of Option Outstanding

	Share option			Share option			Savings-related
Options outstanding	schemes – shares			schemes – ADS			share option schemes
			Weighted			Weighted			Weighted
	Number		exercise	Number		exercise	Number		exercise
	000		price	000		price	000		price
At 31 December 2017	3,600		£11.86	3,277		$39.62	6,852		£10.77

Range of exercise prices on options outstanding at year end	£11.47	–	£12.21	$33.42	–	$48.66	£10.13	–	£12.95

Weighted average market price on exercise during year			£16.07			$41.50			£14.28

Weighted average remaining contractual life			1.4 years			1.0 years			2.1 years

Summary of Shares Held for Share Award Schemes

Shares held for share award schemes	2017	2016
Number of shares (000)	66,558	42,571

	£m	£m
Nominal value	17	11
Carrying value	399	285
Market value	880	665

Shares held for share option schemes	2017	2016
Number of shares (000)	139	139

	£m	£m
Nominal value	—	—
Carrying value	1	1
Market value	2	2